Stock-Based Compensation - Stock options (Details) - $ / shares	1 Months Ended	12 Months Ended
	May 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
The activity related to stock option grants to employees and nonemployees
Outstanding at beginning (in shares)		2,498,606	1,764,287
Granted (in shares)	840,450	1,864,375	1,225,901
Exercised (in shares)		(1,449)	(97,225)
Forfeited (in shares)		(612,430)	(394,357)
Outstanding at end (in shares)		3,749,102	2,498,606	1,764,287
Vested and exercisable at end (in shares)		1,819,399
Vested and expected to vest at end (in shares)		3,749,102
Weighted-average exercise price share
Outstanding at beginning (in dollars per share)		$ 17.18	$ 26.81
Granted (in dollars per share)		4.71	9.73
Exercised (in dollars per share)		1.08	3.71
Forfeited (in dollars per share)		13.39	40.42
Outstanding at end (in dollars per share)		11.60	$ 17.18	$ 26.81
Vested and exercisable at end (in dollars per share)		16.34
Vested and expected to vest at end (in dollars per share)		$ 11.60
Weighted-average remaining contractual life (years)
Outstanding (in years)		7 years 10 months 24 days	7 years 8 months 12 days	8 years
Vested and exercisable at end (in years)		6 years 9 months 18 days
Vested and expected to vest at end (in years)		7 years 10 months 24 days